Share-Based Compensation - Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo (Detail) - Performance Shares [Member]	Dec. 22, 2017	Dec. 12, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility	31.10%	31.20%
Dividend yield	0.87%	0.91%
Risk-free rate	2.01%	1.95%